Commitment and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equal or greater than
Commitments and Contingencies [Line Items]
Outstanding principal balance of HECM is equal to or greater than MCA (in percent)	98.00%
Outstanding principal balance is equal to or greater than MCA (in percent)	98.00%
LPCs
Commitments and Contingencies [Line Items]
Long-term purchase commitment	$ 1,700,000	$ 178,600,000
Loan origination commitments
Commitments and Contingencies [Line Items]
Long-term purchase commitment	133,600,000	0
HECM loans
Commitments and Contingencies [Line Items]
Unfunded loan commitments	3,100,000,000	2,600,000,000
Fix and flip loans
Commitments and Contingencies [Line Items]
Unfunded loan commitments	128,900,000	94,900,000
Agricultural loans
Commitments and Contingencies [Line Items]
Unfunded loan commitments	$ 26,700,000	$ 78,500,000